UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2006 Fund

(formerly Scudder Retirement Fund – Series VI)

	Shares	Value ($)

Common Stocks 33.6%
Consumer Discretionary 3.3%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	730	85,505
Hotels Restaurants & Leisure 0.4%
McDonald's Corp.	3,390	117,192
Household Durables 0.7%
Black & Decker Corp.	1,160	108,588
Pulte Homes, Inc.	1,260	47,061
Ryland Group, Inc.	740	46,701

		202,350
Media 0.3%
News Corp. "A"	2,770	47,533
Omnicom Group, Inc.	200	18,002
Time Warner, Inc.	1,070	18,618

		84,153
Multiline Retail 0.7%
Federated Department Stores, Inc.	810	63,058
J.C. Penney Co., Inc.	2,280	149,249

		212,307
Specialty Retail 0.5%
Home Depot, Inc.	1,590	63,489
Staples, Inc.	2,690	71,043

		134,532
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	1,970	65,050
Polo Ralph Lauren Corp.	1,020	61,934

		126,984
Consumer Staples 3.2%
Beverages 1.4%
Coca-Cola Co.	6,280	263,509
PepsiCo, Inc.	2,170	126,381

		389,890
Food Products 0.3%
Kellogg Co.	2,170	100,493
Household Products 1.0%
Procter & Gamble Co.	4,950	288,139
Tobacco 0.5%
Altria Group, Inc.	1,940	141,930
Energy 3.3%
Energy Equipment & Services 0.7%
Cooper Cameron Corp.*	1,580	79,379

Halliburton Co.	780	60,957
Schlumberger Ltd.	1,010	69,832

		210,168
Oil, Gas & Consumable Fuels 2.6%
Amerada Hess Corp.	1,370	196,280
ExxonMobil Corp.	4,982	314,264
Occidental Petroleum Corp.	920	94,521
Talisman Energy, Inc.	910	51,397
Valero Energy Corp.	1,380	89,341

		745,803
Financials 7.2%
Banks 1.4%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	780	61,893
Wachovia Corp.	2,910	174,164
Wells Fargo & Co.	2,650	182,028

		418,085
Capital Markets 4.1%
Bank of New York Co., Inc.	5,650	198,597
Lehman Brothers Holdings, Inc.	1,580	238,817
Mellon Financial Corp.	1,850	69,616
Merrill Lynch & Co., Inc.	3,300	251,658
Morgan Stanley	1,640	105,452
The Goldman Sachs Group, Inc.	1,550	248,449
UBS AG (Registered)	550	64,268

		1,176,857
Diversified Financial Services 1.3%
Bank of America Corp.	5,510	275,059
JPMorgan Chase & Co.	2,330	105,736

		380,795
Insurance 0.4%
MetLife, Inc.	2,200	114,620
Health Care 4.2%
Biotechnology 0.3%
Amgen, Inc.*	1,050	71,085
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	4,640	174,928
C.R. Bard, Inc.	1,490	110,945
Hospira, Inc.*	1,240	47,802

		333,675
Health Care Providers & Services 1.2%
Cardinal Health, Inc.	1,150	77,453
UnitedHealth Group, Inc.	4,150	206,421
WellPoint, Inc.*	1,030	73,130

		357,004
Pharmaceuticals 1.5%
Endo Pharmaceuticals Holdings, Inc.*	1,540	48,433
Johnson & Johnson	1,696	99,403
Novartis AG (ADR)	2,650	152,401
Pfizer, Inc.	3,540	89,668
Teva Pharmaceutical Industries Ltd. (ADR)	1,250	50,625

		440,530

Industrials 4.0%
Aerospace & Defense 1.4%
Boeing Co.	1,740	145,203
United Technologies Corp.	4,190	263,174

		408,377
Electrical Equipment 0.6%
Emerson Electric Co.	1,880	159,706
Industrial Conglomerates 2.0%
General Electric Co.	10,180	352,126
Tyco International Ltd.	8,340	219,759

		571,885
Information Technology 5.1%
Communications Equipment 1.4%
Cisco Systems, Inc.*	6,910	144,764
Motorola, Inc.	3,760	80,276
QUALCOMM, Inc.	3,470	178,150

		403,190
Computers & Peripherals 0.4%
Apple Computer, Inc.*	700	49,273
International Business Machines Corp.	980	80,693

		129,966
Internet Software & Services 0.8%
eBay, Inc.*	4,510	155,189
Google, Inc. "A"*	160	66,871

		222,060
IT Consulting & Services 0.4%
Automatic Data Processing, Inc.	2,720	119,898
Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	3,410	61,210
ASML Holding NV (NY Registered Shares)*	4,130	87,349
Marvell Technology Group Ltd.*	2,110	120,460

		269,019
Software 1.2%
Adobe Systems, Inc.*	2,670	104,664
Electronic Arts, Inc.*	1,060	60,208
Microsoft Corp.	6,970	168,325

		333,197
Materials 1.1%
Chemicals 0.8%
Dow Chemical Co.	3,190	129,546
PPG Industries, Inc.	1,640	110,077

		239,623
Metals & Mining 0.3%
Companhia Vale do Rio Doce (ADR)	1,480	76,250
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	3,300	86,493
Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.	9,240	229,152

Utilities 1.1%
Electric Utilities 0.6%
Allegheny Energy, Inc.*	2,210	78,742
Exelon Corp.	1,640	88,560

		167,302
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	1,410	77,437
TXU Corp.	1,590	78,912

		156,349

Total Common Stocks (Cost $8,338,205)		9,704,564

	Contracts	Value ($)

Callable Options Purchased 0.0%

Amerada Hess Corp. (Cost $480)	10	550

			Principal Amount ($)	Value ($)

US Treasury Obligations 66.8%

US Treasury STRIPS, 4.374%**, 5/15/2006 (Cost $19,314,209)			19,364,000	19,328,971
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 27,652,894)			100.4	29,034,085
Other Assets and Liabilities, Net			(0.4)	(119,294)

Net Assets			100.0	28,914,791

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	10	5/20/2006	160.0	(550)
Total outstanding written options (premiums received $6,381)				(550)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2006 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2006 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006